Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation
Summary of share-based compensation

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cost of revenues	7,052	3,845	1,788	245
Selling and marketing expenses	2,259	2,012	994	136
General and administrative expenses	9,659	9,458	5,702	781
Research and development expenses	10,263	11,440	5,666	776
Total	29,233	26,755	14,150	1,938

summary of the company's stock options activities

				Weighted average	Remaining	Aggregated
	Employees	Consultants	Total	exercise price	contractual life	intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$		RMB
Outstanding at January 1, 2022	49,697	863	50,560	0.0001	2.56	29,786
Granted	24,924	—	24,924	0.0001	—	—
Exercised	(7,894)	—	(7,894)	0.0001	—	—
Forfeited	(6,076)	—	(6,076)	0.0001	—	—
Outstanding at December 31, 2022	60,651	863	61,514	0.0001	2.98	13,452
Exercisable as of December 31, 2022	16,421	682	17,103	0.0001	—	3,740

Outstanding at January 1, 2023	60,651	863	61,514	0.0001	2.98	13,452
Granted	15,593	—	15,593	0.0001	—	—
Exercised	(4,632)	—	(4,632)	0.0001	—	—
Forfeited	(326)	—	(326)	0.0001	—	—
Outstanding at December 31, 2023	71,286	863	72,149	0.0001	2.16	6,950
Exercisable as of December 31, 2023	36,811	863	37,674	0.0001	—	3,629

Outstanding at January 1, 2024	71,286	863	72,149	0.0001	2.16	6,950
Granted	—	—	—	—	—	—
Exercised	(8,729)	—	(8,729)	—	—	—
Forfeited	(4,497)	—	(4,497)	—	—	—
Outstanding at December 31, 2024	58,060	863	58,923	0.0001	1.63	5,676
Exercisable as of December 31, 2024	44,498	863	45,361	0.0001	—	4,369

Summary of restricted shares activities

Weighted-Average
	Number of Restricted Shares	Grant Date
	Granted	Fair Value
	(in thousands)	US$
January 1, 2022	3,625	0.21
Awarded	—	—
Forfeited	—	—
Vested	(3,625)	0.21
Outstanding at December 31, 2022	—	—

January 1, 2023	—	—
Awarded	—	—
Forfeited	—	—
Vested	—	—
Outstanding at December 31, 2023	—	—

January 1, 2024	—	—
Awarded	—	—
Forfeited	—	—
Vested	—	—
Outstanding at December 31, 2024	—	—

	Number of Restricted Share	Weighted-Average
	Units Granted	Grant Date Fair Value
	(in thousands)	US$
January 1, 2022	12,264	0.31
Awarded	2,193	0.07
Forfeited	(2,612)	0.33
Vested	(3,649)	0.29
Outstanding at December 31, 2022	8,196	0.29

January 1, 2023	8,196	0.29
Awarded	6,688	0.03
Forfeited	(5,558)	0.24
Vested	(9,148)	0.10
Outstanding at December 31, 2023	178	0.16

January 1, 2024	178	0.16
Awarded	—	—
Forfeited	(82)	0.08
Vested	(48)	0.22
Outstanding at December 31, 2024	48	0.22